Offerings - Offering: 1	Apr. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 20,072,133.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,771.96
Offering Note

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Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 31,241,760 issued and outstanding common shares of common stock, par value $0.001 per share (each, a “Share,” and collectively, the “Shares”), in the capital of of Forian Inc., a Maryland corporation (“Forian”); minus (ii) 21,991,929 Shares owned by the Filing Persons; multiplied by the offer price of $2.17 per Share (the “Offer Price”). The calculation of the filing fee is based on information provided by Merus as of April 14, 2026, a specified date within five business days prior to the date of this Tender Offer Statement on Schedule TO.

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The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810.